JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Aerospace & Defense — 1.2%
AAR Corp. *	17,366	1,056,200
AeroVironment, Inc. *	13,435	1,620,799
AerSale Corp. *	13,578	126,275
Cadre Holdings, Inc.	9,872	335,549
Eve Holding, Inc. * (a)	14,024	86,949
Kratos Defense & Security Solutions, Inc. *	66,198	1,120,732
Mercury Systems, Inc. *	26,300	780,058
Moog, Inc., Class A	14,800	2,069,040
Rocket Lab USA, Inc. * (a)	136,799	663,475
V2X, Inc. *	6,291	244,657
Virgin Galactic Holdings, Inc. * (a)	188,802	336,068
		8,439,802
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc. *	26,422	409,277
Forward Air Corp.	13,226	586,309
Hub Group, Inc., Class A *	32,080	1,452,582
		2,448,168
Automobile Components — 1.8%
American Axle & Manufacturing Holdings, Inc. *	60,037	485,699
Atmus Filtration Technologies, Inc. * (a)	8,254	184,312
Dana, Inc.	67,086	909,686
Dorman Products, Inc. *	13,651	1,111,328
Garrett Motion, Inc. (Switzerland) *	67,915	583,390
Gentherm, Inc. *	16,346	787,060
LCI Industries	13,100	1,457,768
Luminar Technologies, Inc. * (a)	135,457	368,443
Mobileye Global, Inc., Class A (Israel) * (a)	40,044	1,035,538
Modine Manufacturing Co. *	24,678	1,705,003
Patrick Industries, Inc.	11,174	1,121,758
Phinia, Inc.	23,686	716,265
QuantumScape Corp. *	177,862	1,211,240
Standard Motor Products, Inc.	10,472	422,545
XPEL, Inc. * (b)	11,149	595,914
		12,695,949
Automobiles — 0.2%
Fisker, Inc. * (a)	111,085	89,134
Winnebago Industries, Inc.	15,176	997,367
		1,086,501
Banks — 10.2%
1st Source Corp.	8,700	454,749
Amalgamated Financial Corp.	8,433	223,980
Amerant Bancorp, Inc.	14,800	334,628
Ameris Bancorp	33,055	1,640,850
Associated Banc-Corp.	77,576	1,629,872
Atlantic Union Bankshares Corp.	38,647	1,320,181
Axos Financial, Inc. *	28,021	1,553,204
Banc of California, Inc.	78,209	1,077,720
BancFirst Corp.	10,325	913,866
Bancorp, Inc. (The) *	27,235	1,188,535
Bank of Hawaii Corp.	20,448	1,292,927
BankUnited, Inc.	36,882	1,042,285
Banner Corp.	17,663	822,743
Berkshire Hills Bancorp, Inc.	22,460	539,040
Brookline Bancorp, Inc.	45,782	495,361
Capitol Federal Financial, Inc.	65,064	412,506
Cathay General Bancorp	36,305	1,494,677

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
City Holding Co.	7,652	782,111
Columbia Financial, Inc. *	14,691	264,144
Community Bank System, Inc.	27,571	1,261,925
Community Trust Bancorp, Inc.	7,942	329,593
Customers Bancorp, Inc. *	14,904	796,470
CVB Financial Corp.	68,167	1,143,161
Dime Community Bancshares, Inc.	19,728	449,996
Eagle Bancorp, Inc.	15,374	381,121
Eastern Bankshares, Inc.	82,617	1,153,333
Enterprise Financial Services Corp.	19,248	801,294
FB Financial Corp.	18,523	689,982
First Bancorp	20,747	717,016
First BanCorp (Puerto Rico)	82,782	1,380,804
First Busey Corp.	27,463	646,479
First Commonwealth Financial Corp.	52,539	736,071
First Financial Bancorp	49,040	1,099,477
First Hawaiian, Inc.	65,491	1,420,500
First Interstate BancSystem, Inc., Class A	46,144	1,269,883
First Merchants Corp.	30,650	1,036,276
Fulton Financial Corp.	80,398	1,253,405
German American Bancorp, Inc.	14,795	490,158
Heartland Financial USA, Inc.	21,155	750,368
Heritage Financial Corp.	17,908	360,846
Hilltop Holdings, Inc.	23,789	749,116
Hope Bancorp, Inc.	60,051	665,365
Independent Bank Corp.	21,743	1,219,565
Independent Bank Group, Inc.	18,394	889,350
International Bancshares Corp.	27,594	1,458,619
Lakeland Bancorp, Inc.	33,445	444,484
Lakeland Financial Corp.	13,051	873,895
Live Oak Bancshares, Inc.	14,962	544,168
National Bank Holdings Corp., Class A	19,434	680,190
NBT Bancorp, Inc.	24,187	860,332
Nicolet Bankshares, Inc.	6,897	536,380
Northwest Bancshares, Inc.	62,814	777,009
OceanFirst Financial Corp.	30,558	526,514
OFG Bancorp (Puerto Rico)	24,198	889,760
Origin Bancorp, Inc.	14,558	444,019
Pacific Premier Bancorp, Inc.	44,785	1,136,195
Park National Corp.	7,412	968,600
Pathward Financial, Inc.	13,364	691,988
Preferred Bank	6,649	477,664
Premier Financial Corp.	17,830	372,469
Provident Financial Services, Inc.	36,543	604,787
Renasant Corp.	28,706	907,971
Republic Bancorp, Inc., Class A	4,829	247,196
S&T Bancorp, Inc.	19,063	635,560
Sandy Spring Bancorp, Inc.	22,926	558,936
Seacoast Banking Corp. of Florida	43,836	1,076,612
ServisFirst Bancshares, Inc.	27,890	1,872,535
Simmons First National Corp., Class A	64,116	1,218,845
Southside Bancshares, Inc.	15,448	483,522
Stellar Bancorp, Inc.	26,895	673,182
Stock Yards Bancorp, Inc.	14,283	710,151
Texas Capital Bancshares, Inc. *	23,606	1,439,966
Tompkins Financial Corp.	6,866	339,112
Towne Bank	35,889	1,008,840
TriCo Bancshares	16,547	601,483

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Triumph Financial, Inc. *	11,943	843,773
Trustmark Corp.	29,339	791,860
United Community Banks, Inc.	61,376	1,678,020
Veritex Holdings, Inc.	25,324	532,057
WaFd, Inc.	33,270	966,161
WesBanco, Inc.	30,376	891,232
Westamerica BanCorp	13,258	632,672
WSFS Financial Corp.	31,325	1,394,276
		70,965,968
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The) *	27,145	234,261
MGP Ingredients, Inc.	7,657	650,462
Vita Coco Co., Inc. (The) *	17,484	344,260
		1,228,983
Biotechnology — 7.3%
ACELYRIN, Inc. *	11,632	88,636
Agios Pharmaceuticals, Inc. *	28,622	647,430
Akero Therapeutics, Inc. *	23,301	503,535
Arcellx, Inc. *	17,352	1,073,048
Arcus Biosciences, Inc. *	26,346	398,878
Ardelyx, Inc. * (a)	111,586	974,146
Aurinia Pharmaceuticals, Inc. (Canada) * (a)	70,379	530,658
Beam Therapeutics, Inc. * (a)	36,775	897,310
BioCryst Pharmaceuticals, Inc. *	105,472	559,002
Biohaven Ltd. *	35,775	1,591,272
Bridgebio Pharma, Inc. *	55,692	1,909,679
Catalyst Pharmaceuticals, Inc. *	53,308	767,635
Celldex Therapeutics, Inc. *	26,839	945,270
Cogent Biosciences, Inc. *	39,671	175,743
Crinetics Pharmaceuticals, Inc. *	28,608	1,043,620
Day One Biopharmaceuticals, Inc. *	28,693	431,830
Deciphera Pharmaceuticals, Inc. *	26,085	373,537
Disc Medicine, Inc. *	4,116	270,627
Dynavax Technologies Corp. *	66,783	862,836
Editas Medicine, Inc. *	42,104	295,991
Ideaya Biosciences, Inc. *	28,645	1,246,917
ImmunityBio, Inc. * (a)	68,005	228,497
ImmunoGen, Inc. *	137,442	4,029,799
Inhibrx, Inc. *	15,029	579,067
Insmed, Inc. *	68,574	1,906,357
Iovance Biotherapeutics, Inc. *	113,495	877,316
Ironwood Pharmaceuticals, Inc. *	70,388	998,806
Keros Therapeutics, Inc. *	12,562	695,432
Krystal Biotech, Inc. *	12,866	1,431,342
Kura Oncology, Inc. *	34,939	703,671
Kymera Therapeutics, Inc. *	19,716	646,290
Morphic Holding, Inc. *	20,627	653,670
Myriad Genetics, Inc. *	45,830	980,304
Novavax, Inc. * (a)	57,125	228,500
Nuvalent, Inc., Class A *	16,211	1,218,581
OmniAb Operations, Inc. ‡ *	2,112	—
Protagonist Therapeutics, Inc. *	28,132	703,581
Prothena Corp. plc (Ireland) *	20,177	572,825
PTC Therapeutics, Inc. *	38,878	1,014,327
RayzeBio, Inc. *	24,005	1,490,710
Recursion Pharmaceuticals, Inc., Class A *	79,902	751,878
REGENXBIO, Inc. *	19,941	245,673

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Relay Therapeutics, Inc. *	44,229	409,118
Replimune Group, Inc. *	20,496	159,049
REVOLUTION Medicines, Inc. *	62,955	1,747,001
Rhythm Pharmaceuticals, Inc. * (a)	25,280	1,115,101
Rocket Pharmaceuticals, Inc. *	34,616	994,518
Sage Therapeutics, Inc. *	27,723	710,818
Sana Biotechnology, Inc. *	51,640	283,504
SpringWorks Therapeutics, Inc. * (a)	29,212	1,289,126
Summit Therapeutics, Inc. * (a)	59,419	232,922
Syndax Pharmaceuticals, Inc. *	36,451	746,881
TG Therapeutics, Inc. * (a)	71,963	1,168,679
Twist Bioscience Corp. *	27,915	904,446
Veracyte, Inc. *	35,956	899,619
Vericel Corp. *	24,633	1,058,726
Verve Therapeutics, Inc. *	21,650	234,253
Viking Therapeutics, Inc. * (a)	49,589	1,197,078
Vir Biotechnology, Inc. *	44,877	421,844
Viridian Therapeutics, Inc. *	22,151	426,407
Xencor, Inc. *	29,697	555,334
Zentalis Pharmaceuticals, Inc. *	28,274	335,047
		50,433,697
Broadline Retail — 0.6%
Kohl's Corp.	51,712	1,332,101
Nordstrom, Inc. (a)	53,800	976,470
Savers Value Village, Inc. *	82,900	1,549,401
		3,857,972
Building Products — 2.1%
American Woodmark Corp. *	8,465	772,685
Apogee Enterprises, Inc.	11,329	598,285
AZZ, Inc.	12,912	806,354
CSW Industrials, Inc.	7,915	1,674,577
Gibraltar Industries, Inc. *	15,744	1,274,004
Griffon Corp.	22,197	1,293,197
Hayward Holdings, Inc. *	65,192	816,204
Janus International Group, Inc. *	58,529	828,185
JELD-WEN Holding, Inc. *	42,023	781,628
Masonite International Corp. *	11,253	1,035,839
Masterbrand, Inc. *	65,439	920,727
PGT Innovations, Inc. *	29,249	1,205,644
Quanex Building Products Corp.	16,938	528,804
Resideo Technologies, Inc. *	74,971	1,257,264
Tecnoglass, Inc.	11,735	539,927
		14,333,324
Capital Markets — 2.5%
Artisan Partners Asset Management, Inc., Class A	35,276	1,478,064
AssetMark Financial Holdings, Inc. *	10,532	323,016
B. Riley Financial, Inc. (a)	8,325	194,972
BGC Group, Inc., Class A	199,443	1,408,068
Brightsphere Investment Group, Inc.	16,680	368,962
Donnelley Financial Solutions, Inc. *	12,227	759,541
Hamilton Lane, Inc., Class A	19,233	2,229,874
Moelis & Co., Class A (a)	34,415	1,891,793
Open Lending Corp. *	50,522	370,831
Piper Sandler Cos.	9,125	1,583,096
PJT Partners, Inc., Class A	11,924	1,146,731
StepStone Group, Inc., Class A	27,435	917,701

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
StoneX Group, Inc. *	14,048	923,656
TPG, Inc.	30,489	1,269,257
Victory Capital Holdings, Inc., Class A	19,873	670,316
Virtu Financial, Inc., Class A	44,385	745,224
Virtus Investment Partners, Inc.	3,605	851,177
WisdomTree, Inc.	59,926	405,699
		17,537,978
Chemicals — 1.2%
AdvanSix, Inc.	13,847	351,437
Ecovyst, Inc. *	54,810	507,541
Ginkgo Bioworks Holdings, Inc. * (a)	773,217	935,593
Ingevity Corp. *	18,724	815,617
Innospec, Inc.	12,813	1,487,717
LSB Industries, Inc. *	27,095	201,587
Mativ Holdings, Inc.	27,846	334,987
Minerals Technologies, Inc.	15,431	1,008,416
Orion SA (Germany)	27,878	624,467
PureCycle Technologies, Inc. * (a)	50,065	196,255
Stepan Co.	11,233	1,002,770
Tronox Holdings plc	61,368	846,265
		8,312,652
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	33,741	1,376,295
ACV Auctions, Inc., Class A *	69,821	905,578
Brady Corp., Class A	22,041	1,327,529
BrightView Holdings, Inc. *	20,241	180,752
Brink's Co. (The)	22,194	1,794,163
Cimpress plc (Ireland) *	8,248	620,415
CoreCivic, Inc. *	58,077	825,855
Deluxe Corp.	21,106	399,115
Driven Brands Holdings, Inc. *	33,115	434,138
GEO Group, Inc. (The) * (a)	62,472	694,689
Healthcare Services Group, Inc. *	35,338	333,591
HNI Corp.	23,960	975,651
Matthews International Corp., Class A	15,504	510,082
MillerKnoll, Inc.	37,889	1,007,469
Montrose Environmental Group, Inc. *	14,452	422,143
OPENLANE, Inc. *	55,417	780,271
Pitney Bowes, Inc. (a)	82,234	337,982
SP Plus Corp. *	10,169	526,042
Steelcase, Inc., Class A	45,171	572,768
UniFirst Corp.	7,831	1,326,728
Vestis Corp.	67,271	1,439,599
		16,790,855
Communications Equipment — 0.8%
Digi International, Inc. *	18,646	453,284
Extreme Networks, Inc. *	66,921	904,103
Harmonic, Inc. *	54,097	632,935
Infinera Corp. * (a)	103,905	513,291
NetScout Systems, Inc. *	35,334	760,034
Viasat, Inc. * (a)	39,166	870,660
Viavi Solutions, Inc. *	114,819	1,128,671
		5,262,978
Construction & Engineering — 1.1%
Ameresco, Inc., Class A * (a)	16,572	338,566
Construction Partners, Inc., Class A *	22,387	1,018,608

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — continued
Dycom Industries, Inc. *	14,579	1,628,474
Granite Construction, Inc.	22,663	1,022,328
IES Holdings, Inc. *	4,456	365,214
MYR Group, Inc. *	8,325	1,197,551
Primoris Services Corp.	27,555	903,804
Sterling Infrastructure, Inc. *	15,898	1,193,940
		7,668,485
Construction Materials — 0.0% ^
United States Lime & Minerals, Inc.	1,143	295,660
Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	24,404	885,133
Encore Capital Group, Inc. *	11,665	584,183
Enova International, Inc. *	15,395	837,950
Green Dot Corp., Class A *	22,900	206,329
LendingClub Corp. *	55,333	499,104
Navient Corp.	43,891	755,803
Nelnet, Inc., Class A	9,757	850,127
PROG Holdings, Inc. *	23,057	706,466
Upstart Holdings, Inc. * (a)	36,581	1,161,813
World Acceptance Corp. *	1,813	238,065
		6,724,973
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)	16,177	852,690
Chefs' Warehouse, Inc. (The) *	18,438	586,697
Grocery Outlet Holding Corp. *	48,039	1,190,406
Ingles Markets, Inc., Class A	7,444	627,157
PriceSmart, Inc.	12,982	986,892
SpartanNash Co.	17,842	400,196
United Natural Foods, Inc. *	30,512	454,934
Weis Markets, Inc.	8,417	511,333
		5,610,305
Containers & Packaging — 0.2%
Myers Industries, Inc.	15,964	299,325
Pactiv Evergreen, Inc.	17,864	260,814
TriMas Corp.	21,388	527,856
		1,087,995
Diversified Consumer Services — 1.6%
Adtalem Global Education, Inc. *	19,401	979,363
Chegg, Inc. *	55,215	543,868
Coursera, Inc. *	53,986	1,033,292
European Wax Center, Inc., Class A * (a)	17,354	257,533
Frontdoor, Inc. *	39,827	1,304,733
Graham Holdings Co., Class B	1,840	1,325,536
Laureate Education, Inc., Class A	68,118	859,649
Mister Car Wash, Inc. * (a)	48,168	399,794
OneSpaWorld Holdings Ltd. (Bahamas) *	43,288	590,015
Rover Group, Inc. *	50,143	548,564
Strategic Education, Inc.	11,800	1,109,908
Stride, Inc. *	21,762	1,304,632
Udemy, Inc. *	44,139	599,849
		10,856,736
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	37,442	648,496
American Assets Trust, Inc.	25,287	567,187

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified REITs — continued
Broadstone Net Lease, Inc.	89,115	1,432,078
Empire State Realty Trust, Inc., Class A	67,854	645,970
Global Net Lease, Inc.	100,779	851,583
		4,145,314
Diversified Telecommunication Services — 0.3%
Globalstar, Inc. *	395,566	628,950
Liberty Latin America Ltd., Class A (Puerto Rico) *	18,490	130,170
Liberty Latin America Ltd., Class C (Puerto Rico) *	64,104	456,420
Lumen Technologies, Inc. * (a)	512,464	625,206
Shenandoah Telecommunications Co.	24,926	510,734
		2,351,480
Electric Utilities — 0.3%
Hawaiian Electric Industries, Inc.	56,908	738,097
MGE Energy, Inc.	17,458	1,125,866
		1,863,963
Electrical Equipment — 1.0%
ChargePoint Holdings, Inc. * (a)	156,122	296,632
Encore Wire Corp.	7,884	1,777,842
Enovix Corp. * (a)	72,360	673,672
Fluence Energy, Inc. *	20,822	413,733
GrafTech International Ltd.	99,519	132,360
NEXTracker, Inc., Class A *	61,087	2,765,408
SES AI Corp. *	71,105	93,148
SunPower Corp. * (a)	41,518	125,799
Vicor Corp. *	11,867	447,030
		6,725,624
Electronic Equipment, Instruments & Components — 2.1%
Benchmark Electronics, Inc.	18,314	496,676
Crane NXT Co.	29,192	1,701,310
CTS Corp.	16,019	657,740
ePlus, Inc. *	13,817	1,043,736
Itron, Inc. *	23,453	1,691,899
Knowles Corp. *	46,507	758,529
Methode Electronics, Inc.	17,839	370,338
Mirion Technologies, Inc. *	97,962	925,741
Napco Security Technologies, Inc.	16,970	589,708
OSI Systems, Inc. *	8,627	1,104,515
PAR Technology Corp. *	14,270	649,856
PC Connection, Inc.	5,900	380,609
Plexus Corp. *	14,068	1,332,521
ScanSource, Inc. *	12,751	500,604
TTM Technologies, Inc. *	52,431	729,315
Vishay Intertechnology, Inc.	61,943	1,346,021
		14,279,118
Energy Equipment & Services — 1.6%
Archrock, Inc.	74,722	1,220,958
Cactus, Inc., Class A	32,316	1,371,491
Core Laboratories, Inc.	22,851	360,360
Diamond Offshore Drilling, Inc. *	52,415	639,463
Dril-Quip, Inc. *	16,606	333,282
Helix Energy Solutions Group, Inc. *	73,895	694,613
Kodiak Gas Services, Inc. (a)	9,334	218,602
Liberty Energy, Inc.	81,227	1,688,709
Nabors Industries Ltd. *	4,598	388,899
Oceaneering International, Inc. *	51,623	1,072,726

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — continued
ProFrac Holding Corp., Class A *	13,455	106,429
ProPetro Holding Corp. *	40,926	346,234
RPC, Inc.	50,592	369,828
Tidewater, Inc. *	24,625	1,654,554
US Silica Holdings, Inc. *	39,589	424,394
		10,890,542
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A * (a)	102,270	414,194
Atlanta Braves Holdings, Inc., Class A *	5,355	230,640
Atlanta Braves Holdings, Inc., Class C *	23,965	966,029
Cinemark Holdings, Inc. * (a)	56,943	787,522
IMAX Corp. *	22,808	318,628
Liberty Media Corp-Liberty Live, Class A *	13,051	480,668
Liberty Media Corp-Liberty Live, Class C *	30,139	1,123,281
Lions Gate Entertainment Corp., Class A *	27,287	284,603
Lions Gate Entertainment Corp., Class B *	69,003	669,329
Madison Square Garden Entertainment Corp. *	20,729	691,105
Sphere Entertainment Co. *	12,386	438,217
		6,404,216
Financial Services — 2.3%
Affirm Holdings, Inc. *	102,329	4,145,348
AvidXchange Holdings, Inc. *	85,471	936,762
Cannae Holdings, Inc. *	31,838	644,719
Compass Diversified Holdings	29,653	655,035
EVERTEC, Inc. (Puerto Rico)	31,835	1,278,494
Federal Agricultural Mortgage Corp., Class C	4,599	856,748
International Money Express, Inc. *	16,702	344,061
Marqeta, Inc., Class A *	207,944	1,249,743
Merchants Bancorp	8,148	356,394
NCR Atleos Corp. *	36,305	812,869
NMI Holdings, Inc., Class A *	39,033	1,245,933
Payoneer Global, Inc. *	121,330	567,824
Repay Holdings Corp. *	40,476	317,332
Rocket Cos., Inc., Class A *	61,138	752,609
Walker & Dunlop, Inc.	17,246	1,665,791
		15,829,662
Food Products — 0.7%
B&G Foods, Inc.	40,058	402,983
Cal-Maine Foods, Inc. (a)	21,143	1,171,745
Fresh Del Monte Produce, Inc.	15,762	387,430
Hain Celestial Group, Inc. (The) *	44,433	475,877
Mission Produce, Inc. *	22,277	222,547
Sovos Brands, Inc. *	28,282	623,618
Tootsie Roll Industries, Inc.	7,274	237,060
Utz Brands, Inc.	31,125	550,913
WK Kellogg Co.	36,918	479,565
		4,551,738
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	11,208	1,135,146
Northwest Natural Holding Co.	18,967	699,124
		1,834,270
Ground Transportation — 0.8%
ArcBest Corp.	12,133	1,445,404
Heartland Express, Inc.	24,864	321,989
Marten Transport Ltd.	29,924	553,594

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — continued
RXO, Inc. *	60,218	1,252,535
Schneider National, Inc., Class B	19,283	472,819
Werner Enterprises, Inc.	32,649	1,291,268
		5,337,609
Health Care Equipment & Supplies — 2.4%
Alphatec Holdings, Inc. *	50,876	818,595
AtriCure, Inc. *	24,348	829,293
Atrion Corp.	744	252,960
Avanos Medical, Inc. *	23,990	460,368
Axonics, Inc. *	26,042	1,767,731
Embecta Corp.	26,840	460,038
Establishment Labs Holdings, Inc. (Costa Rica) *	12,161	468,198
Glaukos Corp. *	24,305	2,163,874
Integer Holdings Corp. *	17,232	1,745,946
LeMaitre Vascular, Inc. (a)	10,255	595,200
LivaNova plc *	27,810	1,353,791
Novocure Ltd. *	54,364	756,747
Omnicell, Inc. *	23,453	754,483
OrthoPediatrics Corp. *	8,283	216,352
Paragon 28, Inc. *	18,404	233,363
PROCEPT BioRobotics Corp. *	22,099	1,023,184
Tandem Diabetes Care, Inc. *	33,541	764,735
TransMedics Group, Inc. *	16,231	1,392,133
Treace Medical Concepts, Inc. *	22,563	304,149
Varex Imaging Corp. *	20,891	402,569
		16,763,709
Health Care Providers & Services — 1.9%
AdaptHealth Corp. *	39,163	282,757
Addus HomeCare Corp. *	7,754	671,497
Agiliti, Inc. *	16,259	115,276
Alignment Healthcare, Inc. *	53,390	357,713
Amedisys, Inc. *	15,690	1,479,096
Apollo Medical Holdings, Inc. *	20,840	724,190
Brookdale Senior Living, Inc. *	90,304	493,963
Cross Country Healthcare, Inc. *	17,010	361,463
DocGo, Inc. *	45,820	169,534
Fulgent Genetics, Inc. * (a)	10,225	251,433
Guardant Health, Inc. *	56,738	1,244,264
Hims & Hers Health, Inc. *	66,678	572,097
ModivCare, Inc. *	5,777	229,751
National HealthCare Corp.	7,548	702,266
National Research Corp.	7,345	289,393
NeoGenomics, Inc. *	65,718	975,912
OPKO Health, Inc. * (a)	230,892	235,510
Owens & Minor, Inc. *	36,803	725,387
Patterson Cos., Inc.	44,578	1,331,099
Pediatrix Medical Group, Inc. *	43,422	406,430
RadNet, Inc. *	33,021	1,220,786
US Physical Therapy, Inc.	7,413	683,924
		13,523,741
Health Care REITs — 0.7%
CareTrust REIT, Inc.	61,458	1,285,701
LTC Properties, Inc.	21,412	667,412
National Health Investors, Inc.	21,521	1,144,487
Sabra Health Care REIT, Inc.	108,614	1,448,911
		4,546,511

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Technology — 0.5%
Certara, Inc. *	56,314	910,034
Definitive Healthcare Corp. *	26,235	222,997
HealthStream, Inc.	12,782	340,257
Multiplan Corp. * (a)	144,351	145,795
Phreesia, Inc. *	25,656	653,715
Schrodinger, Inc. *	28,834	762,659
Veradigm, Inc. *	56,467	515,544
		3,551,001
Hotel & Resort REITs — 1.0%
DiamondRock Hospitality Co.	103,466	945,679
Park Hotels & Resorts, Inc.	108,198	1,631,626
Pebblebrook Hotel Trust	61,144	930,612
RLJ Lodging Trust	80,409	931,136
Service Properties Trust	85,519	661,062
Summit Hotel Properties, Inc.	55,213	357,780
Sunstone Hotel Investors, Inc.	97,253	1,037,689
Xenia Hotels & Resorts, Inc.	54,329	724,206
		7,219,790
Hotels, Restaurants & Leisure — 2.3%
BJ's Restaurants, Inc. *	11,692	404,660
Bloomin' Brands, Inc.	40,671	1,082,662
Bowlero Corp., Class A * (a)	20,178	218,124
Brinker International, Inc. *	22,748	973,387
Cheesecake Factory, Inc. (The) (a)	24,569	844,437
Cracker Barrel Old Country Store, Inc. (a)	11,409	882,486
Dave & Buster's Entertainment, Inc. *	18,047	966,056
Dine Brands Global, Inc.	7,532	351,368
Dutch Bros, Inc., Class A *	29,211	784,315
Everi Holdings, Inc. *	43,369	451,471
First Watch Restaurant Group, Inc. *	10,265	220,287
Golden Entertainment, Inc.	11,548	443,212
Jack in the Box, Inc.	10,076	785,626
Krispy Kreme, Inc.	39,174	520,622
Monarch Casino & Resort, Inc.	6,901	475,686
Papa John's International, Inc.	16,857	1,238,652
Portillo's, Inc., Class A *	24,111	331,285
Red Rock Resorts, Inc., Class A	25,551	1,397,129
Sabre Corp. *	186,515	764,712
Shake Shack, Inc., Class A *	19,411	1,466,695
Six Flags Entertainment Corp. *	36,789	927,451
Sweetgreen, Inc., Class A *	43,421	463,736
Target Hospitality Corp. *	18,964	183,382
		16,177,441
Household Durables — 1.7%
Cavco Industries, Inc. *	4,095	1,359,213
Century Communities, Inc.	14,873	1,289,489
Green Brick Partners, Inc. *	15,471	807,122
Helen of Troy Ltd. *	12,242	1,401,709
iRobot Corp. * (a)	14,262	193,963
La-Z-Boy, Inc.	22,076	768,466
LGI Homes, Inc. *	10,421	1,229,782
M/I Homes, Inc. *	14,424	1,837,906
Sonos, Inc. *	62,560	974,685
Tri Pointe Homes, Inc. *	50,129	1,730,954
Vizio Holding Corp., Class A *	35,586	249,102
		11,842,391

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Products — 0.8%
Central Garden & Pet Co. *	4,567	214,192
Central Garden & Pet Co., Class A *	20,409	842,484
Energizer Holdings, Inc.	34,408	1,087,981
Spectrum Brands Holdings, Inc.	17,488	1,374,907
WD-40 Co. (a)	6,933	1,795,508
		5,315,072
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc. *	34,682	186,936
Montauk Renewables, Inc. *	34,412	237,787
Sunnova Energy International, Inc. * (a)	49,783	523,717
		948,440
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc. (a)	14,447	1,346,894
LXP Industrial Trust	150,579	1,368,763
		2,715,657
Insurance — 1.9%
AMERISAFE, Inc.	9,879	492,369
BRP Group, Inc., Class A *	33,125	743,325
CNO Financial Group, Inc.	57,108	1,552,195
Employers Holdings, Inc.	13,278	553,958
F&G Annuities & Life, Inc. (a)	8,859	397,238
Genworth Financial, Inc., Class A *	232,824	1,436,524
Goosehead Insurance, Inc., Class A *	12,250	945,700
Hagerty, Inc., Class A *	13,133	105,721
Horace Mann Educators Corp.	21,124	777,997
Lemonade, Inc. * (a)	32,272	510,543
Mercury General Corp.	13,765	551,288
National Western Life Group, Inc., Class A	1,053	509,652
Oscar Health, Inc., Class A *	74,327	930,574
Palomar Holdings, Inc. *	12,210	731,013
ProAssurance Corp.	26,295	353,931
Safety Insurance Group, Inc.	7,563	630,073
SiriusPoint Ltd. (Bermuda) *	48,632	573,858
Skyward Specialty Insurance Group, Inc. *	10,859	337,715
Stewart Information Services Corp.	14,037	865,521
Trupanion, Inc. * (a)	17,015	462,808
		13,462,003
Interactive Media & Services — 0.9%
Bumble, Inc., Class A *	48,244	661,908
Cargurus, Inc. *	44,753	1,040,060
Cars.com, Inc. *	32,073	559,032
Eventbrite, Inc., Class A *	43,159	361,241
Shutterstock, Inc.	12,742	598,492
TripAdvisor, Inc. *	56,085	1,211,436
Yelp, Inc. *	33,476	1,463,905
ZipRecruiter, Inc., Class A *	33,809	470,621
		6,366,695
IT Services — 0.7%
BigCommerce Holdings, Inc. *	33,891	277,228
DigitalOcean Holdings, Inc. * (a)	25,268	852,037
Fastly, Inc., Class A *	62,197	1,251,404
Grid Dynamics Holdings, Inc. *	29,649	386,919
Perficient, Inc. *	17,773	1,210,875

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
Squarespace, Inc., Class A *	23,058	714,798
Thoughtworks Holding, Inc. *	40,016	187,275
		4,880,536
Leisure Products — 0.4%
Malibu Boats, Inc., Class A *	10,233	427,228
Peloton Interactive, Inc., Class A *	173,056	962,191
Smith & Wesson Brands, Inc.	22,977	300,080
Sturm Ruger & Co., Inc.	9,111	397,786
Vista Outdoor, Inc. *	28,893	811,027
		2,898,312
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp. *	56,668	207,972
Cytek Biosciences, Inc. *	52,598	397,115
Fortrea Holdings, Inc. *	42,274	1,308,803
Maravai LifeSciences Holdings, Inc., Class A *	56,819	329,550
OmniAb, Inc. ‡ *	2,112	—
Pacific Biosciences of California, Inc. *	129,740	844,607
		3,088,047
Machinery — 3.2%
Alamo Group, Inc.	5,169	1,097,275
Albany International Corp., Class A	16,045	1,426,561
Astec Industries, Inc.	11,659	415,060
Barnes Group, Inc.	25,674	850,066
Energy Recovery, Inc. *	29,017	450,054
Enerpac Tool Group Corp.	28,035	875,533
Enpro, Inc.	10,255	1,531,892
ESCO Technologies, Inc.	13,060	1,330,422
Gorman-Rupp Co. (The)	11,270	376,305
Greenbrier Cos., Inc. (The)	15,907	723,132
Helios Technologies, Inc.	15,686	647,204
Hillman Solutions Corp. *	99,735	876,671
Kadant, Inc.	5,744	1,642,784
Kennametal, Inc.	39,269	962,876
Lindsay Corp.	5,689	740,196
Mueller Water Products, Inc., Class A	80,818	1,108,015
Omega Flex, Inc.	1,799	125,498
Proto Labs, Inc. *	12,629	455,781
SPX Technologies, Inc. *	23,451	2,360,109
Standex International Corp.	6,139	906,485
Symbotic, Inc. * (a)	10,388	446,996
Tennant Co.	9,664	913,441
Trinity Industries, Inc.	42,017	1,056,307
Wabash National Corp.	23,694	599,458
		21,918,121
Marine Transportation — 0.3%
Matson, Inc.	17,908	2,006,233
Media — 0.5%
Altice USA, Inc., Class A *	110,536	269,708
Gray Television, Inc.	43,210	412,655
Integral Ad Science Holding Corp. *	26,009	378,431
John Wiley & Sons, Inc., Class A	22,828	772,500
Magnite, Inc. *	60,862	538,629
Scholastic Corp.	13,056	501,873

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
TechTarget, Inc. *	13,530	462,320
Thryv Holdings, Inc. *	16,117	329,431
		3,665,547
Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc.	5,460	2,179,850
Arch Resources, Inc.	8,716	1,542,383
Carpenter Technology Corp.	23,995	1,477,852
Century Aluminum Co. *	26,606	296,657
Coeur Mining, Inc. *	196,475	528,518
Compass Minerals International, Inc.	17,596	395,734
Ivanhoe Electric, Inc. *	38,379	320,848
Kaiser Aluminum Corp.	8,239	534,711
Materion Corp.	10,714	1,253,217
Ryerson Holding Corp.	15,040	516,173
Schnitzer Steel Industries, Inc., Class A	13,417	353,270
Warrior Met Coal, Inc.	26,785	1,718,793
		11,118,006
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Apollo Commercial Real Estate Finance, Inc.	64,767	722,800
Arbor Realty Trust, Inc. (a)	92,925	1,235,902
ARMOUR Residential REIT, Inc.	24,424	465,277
Brightspire Capital, Inc.	67,137	480,029
Chimera Investment Corp.	117,050	561,840
Claros Mortgage Trust, Inc. (a)	59,969	704,036
Franklin BSP Realty Trust, Inc.	42,352	542,953
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	56,477	1,343,588
KKR Real Estate Finance Trust, Inc.	29,915	366,160
Ladder Capital Corp.	58,911	643,897
MFA Financial, Inc.	52,325	579,235
New York Mortgage Trust, Inc.	46,263	362,702
PennyMac Mortgage Investment Trust (a)	42,321	606,883
Ready Capital Corp.	88,894	832,937
Redwood Trust, Inc.	61,259	411,048
Two Harbors Investment Corp.	47,658	593,819
		10,453,106
Office REITs — 1.7%
Brandywine Realty Trust	88,332	418,694
COPT Defense Properties	58,055	1,367,776
Douglas Emmett, Inc.	79,811	1,081,439
Easterly Government Properties, Inc.	49,112	603,095
Equity Commonwealth	54,906	1,049,254
Highwoods Properties, Inc.	54,503	1,251,934
Hudson Pacific Properties, Inc.	72,711	595,503
JBG SMITH Properties	45,313	725,008
Paramount Group, Inc.	94,923	450,884
Piedmont Office Realty Trust, Inc., Class A	63,623	432,636
SL Green Realty Corp. (a)	33,307	1,497,150
Vornado Realty Trust	87,610	2,382,116
		11,855,489
Oil, Gas & Consumable Fuels — 3.0%
Callon Petroleum Co. *	31,114	999,382
Clean Energy Fuels Corp. *	88,294	260,467
CNX Resources Corp. *	81,802	1,652,400
CONSOL Energy, Inc.	14,558	1,377,187
CVR Energy, Inc.	17,499	590,241
Delek US Holdings, Inc.	30,904	835,335

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Dorian LPG Ltd.	17,825	667,368
Equitrans Midstream Corp.	223,633	2,278,820
Granite Ridge Resources, Inc.	33,032	181,015
Green Plains, Inc. *	30,592	634,172
Gulfport Energy Corp. *	6,333	803,658
HighPeak Energy, Inc. (a)	11,118	151,761
International Seaways, Inc.	18,142	973,137
Kinetik Holdings, Inc.	8,996	292,550
Kosmos Energy Ltd. (Ghana) *	228,012	1,381,753
NextDecade Corp. *	47,475	241,648
Northern Oil and Gas, Inc.	47,754	1,599,759
Par Pacific Holdings, Inc. *	31,106	1,138,168
Sitio Royalties Corp.	42,002	895,903
Talos Energy, Inc. *	68,758	891,791
Uranium Energy Corp. *	184,812	1,411,964
Vital Energy, Inc. *	13,293	582,632
W&T Offshore, Inc. (a)	50,749	154,277
World Kinect Corp.	31,093	701,769
		20,697,157
Paper & Forest Products — 0.1%
Sylvamo Corp.	18,144	842,426
Passenger Airlines — 0.6%
Allegiant Travel Co.	7,387	579,141
JetBlue Airways Corp. *	172,247	914,631
Joby Aviation, Inc. * (a)	216,596	1,182,614
SkyWest, Inc. *	20,708	1,102,908
Spirit Airlines, Inc. (a)	56,234	353,712
Sun Country Airlines Holdings, Inc. *	18,423	250,737
		4,383,743
Personal Care Products — 0.4%
Edgewell Personal Care Co.	25,556	946,850
Herbalife Ltd. * (a)	50,054	603,151
Medifast, Inc.	5,603	306,204
Nu Skin Enterprises, Inc., Class A	25,346	470,422
USANA Health Sciences, Inc. *	5,802	271,649
		2,598,276
Pharmaceuticals — 1.6%
Amphastar Pharmaceuticals, Inc. *	19,372	1,033,690
Amylyx Pharmaceuticals, Inc. *	23,363	373,808
ANI Pharmaceuticals, Inc. *	8,718	486,639
Arvinas, Inc. *	23,265	965,498
Cassava Sciences, Inc. * (a)	21,790	521,871
Corcept Therapeutics, Inc. * (a)	48,591	1,025,270
Cymabay Therapeutics, Inc. *	56,504	1,328,409
Harmony Biosciences Holdings, Inc. * (a)	19,052	600,900
Innoviva, Inc. *	29,187	472,829
Ligand Pharmaceuticals, Inc. *	8,999	657,827
Neumora Therapeutics, Inc. * (a)	40,231	599,442
Pacira BioSciences, Inc. *	23,882	778,314
Pliant Therapeutics, Inc. *	24,245	434,470
Revance Therapeutics, Inc. *	41,533	208,911
Supernus Pharmaceuticals, Inc. *	27,219	753,422
Tilray Brands, Inc. (Canada) * (a)	377,005	689,919
Ventyx Biosciences, Inc. *	22,997	48,524
		10,979,743

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — 1.8%
CBIZ, Inc. *	24,402	1,553,431
Conduent, Inc. *	87,822	316,159
CSG Systems International, Inc.	15,236	766,523
First Advantage Corp.	26,190	428,730
Huron Consulting Group, Inc. *	9,103	942,434
ICF International, Inc.	9,737	1,353,832
Kelly Services, Inc., Class A	16,214	333,198
Kforce, Inc.	9,633	658,416
Korn Ferry	25,731	1,509,638
Legalzoom.com, Inc. *	60,931	628,199
NV5 Global, Inc. *	7,321	767,900
Planet Labs PBC *	104,843	236,945
Sterling Check Corp. *	15,894	216,794
TTEC Holdings, Inc.	10,125	206,347
Upwork, Inc. *	64,414	883,116
Verra Mobility Corp. *	85,442	2,042,918
		12,844,580
Real Estate Management & Development — 1.1%
Compass, Inc., Class A *	169,327	582,485
Cushman & Wakefield plc *	79,142	832,574
DigitalBridge Group, Inc.	75,520	1,483,213
eXp World Holdings, Inc. (a)	41,533	514,178
Forestar Group, Inc. *	9,431	294,813
Kennedy-Wilson Holdings, Inc.	56,904	594,647
Marcus & Millichap, Inc.	12,578	479,096
Newmark Group, Inc., Class A	72,337	734,221
Opendoor Technologies, Inc. *	318,197	1,088,234
St. Joe Co. (The)	18,272	1,008,614
		7,612,075
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A *	65,724	488,329
Centerspace	7,817	428,059
Elme Communities	45,334	656,436
NexPoint Residential Trust, Inc.	12,101	369,686
Veris Residential, Inc.	41,330	630,283
		2,572,793
Retail REITs — 1.4%
Acadia Realty Trust	47,190	805,061
Alexander's, Inc.	1,128	247,923
CBL & Associates Properties, Inc.	6,769	158,259
Getty Realty Corp.	25,664	709,866
InvenTrust Properties Corp.	33,509	832,029
Macerich Co. (The)	111,179	1,755,517
Retail Opportunity Investments Corp.	64,690	879,137
Saul Centers, Inc.	6,399	244,826
SITE Centers Corp.	97,931	1,304,441
Tanger, Inc.	53,699	1,444,503
Urban Edge Properties	60,811	1,050,206
		9,431,768
Semiconductors & Semiconductor Equipment — 2.0%
Ambarella, Inc. *	20,428	1,073,696
Cohu, Inc. *	24,356	775,982
Credo Technology Group Holding Ltd. *	64,450	1,321,869
FormFactor, Inc. *	40,112	1,555,142
Ichor Holdings Ltd. *	14,946	541,045
Impinj, Inc. *	11,924	1,156,390

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
indie Semiconductor, Inc., Class A (China) *	73,706	447,395
Kulicke & Soffa Industries, Inc. (Singapore)	27,783	1,398,041
MaxLinear, Inc. *	39,367	819,621
Navitas Semiconductor Corp. *	61,258	351,008
PDF Solutions, Inc. *	14,855	463,476
Photronics, Inc. *	30,545	892,525
Semtech Corp. *	33,076	656,228
SiTime Corp. *	9,004	959,556
Ultra Clean Holdings, Inc. *	22,998	878,524
Veeco Instruments, Inc. *	28,943	922,703
		14,213,201
Software — 8.0%
A10 Networks, Inc.	36,329	485,719
ACI Worldwide, Inc. *	56,094	1,686,747
Adeia, Inc.	54,925	666,789
Agilysys, Inc. *	11,318	947,430
Alarm.com Holdings, Inc. *	25,504	1,551,153
Alkami Technology, Inc. *	21,715	534,623
Alteryx, Inc., Class A *	31,539	1,496,841
Amplitude, Inc., Class A *	34,107	442,027
Appfolio, Inc., Class A *	10,771	2,361,649
Appian Corp., Class A *	15,917	519,372
Asana, Inc., Class A * (a)	42,536	740,977
Aurora Innovation, Inc. * (a)	364,808	1,090,776
AvePoint, Inc. *	51,486	396,442
Braze, Inc., Class A *	23,927	1,293,254
C3.ai, Inc., Class A * (a)	50,666	1,255,503
Cerence, Inc. *	20,818	416,776
Clear Secure, Inc., Class A	39,105	744,168
Clearwater Analytics Holdings, Inc., Class A *	56,643	1,067,721
CommVault Systems, Inc. *	22,549	2,067,292
E2open Parent Holdings, Inc. *	93,600	351,936
Everbridge, Inc. *	21,122	472,288
EverCommerce, Inc. *	10,804	105,231
Freshworks, Inc., Class A *	85,620	1,900,764
Gitlab, Inc., Class A *	46,415	3,300,571
HashiCorp, Inc., Class A *	54,341	1,187,894
Intapp, Inc. *	12,860	554,009
InterDigital, Inc.	12,596	1,323,210
Jamf Holding Corp. *	25,162	466,503
JFrog Ltd. (Israel) *	39,118	1,272,509
LiveRamp Holdings, Inc. *	33,809	1,334,779
Marathon Digital Holdings, Inc. * (a)	114,823	2,035,812
Matterport, Inc. *	133,607	300,616
MeridianLink, Inc. *	9,714	220,993
Model N, Inc. *	19,621	528,786
N-Able, Inc. *	35,311	458,337
nCino, Inc. *	31,550	993,194
PagerDuty, Inc. * (a)	45,749	1,083,336
Progress Software Corp.	21,557	1,224,653
PROS Holdings, Inc. *	22,221	764,847
Q2 Holdings, Inc. *	29,985	1,275,862
Rapid7, Inc. *	31,596	1,738,728
RingCentral, Inc., Class A *	38,475	1,303,918
Riot Platforms, Inc. * (a)	103,833	1,131,780
Samsara, Inc., Class A *	80,253	2,519,944
SolarWinds Corp. *	24,481	289,365

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Sprinklr, Inc., Class A *	53,803	671,461
Sprout Social, Inc., Class A * (a)	23,957	1,469,283
Varonis Systems, Inc. *	55,695	2,499,592
Verint Systems, Inc. *	33,056	981,433
Vertex, Inc., Class A *	23,222	563,366
Zeta Global Holdings Corp., Class A *	81,826	792,076
Zuora, Inc., Class A *	68,281	624,088
		55,506,423
Specialized REITs — 0.4%
Four Corners Property Trust, Inc.	46,714	1,093,575
Outfront Media, Inc.	72,068	938,325
Uniti Group, Inc.	123,195	648,006
		2,679,906
Specialty Retail — 3.2%
Abercrombie & Fitch Co., Class A *	23,730	2,418,087
American Eagle Outfitters, Inc.	93,671	1,856,559
Arko Corp.	36,592	285,418
Beyond, Inc. *	23,391	514,368
Boot Barn Holdings, Inc. * (a)	15,612	1,120,005
Buckle, Inc. (The)	16,264	604,858
Caleres, Inc.	17,360	544,583
Camping World Holdings, Inc., Class A	20,874	518,719
Carvana Co. * (a)	55,255	2,379,280
Foot Locker, Inc.	42,612	1,199,954
Guess?, Inc. (a)	14,876	332,330
Leslie's, Inc. *	91,792	615,924
Monro, Inc.	16,256	517,916
National Vision Holdings, Inc. *	40,411	768,213
ODP Corp. (The) *	18,692	955,909
Petco Health & Wellness Co., Inc. *	47,164	112,722
Revolve Group, Inc. *	20,451	294,699
Sally Beauty Holdings, Inc. *	54,905	676,430
Sonic Automotive, Inc., Class A	7,008	354,325
Upbound Group, Inc.	25,309	840,259
Urban Outfitters, Inc. *	30,177	1,146,726
Victoria's Secret & Co. *	35,726	930,662
Warby Parker, Inc., Class A *	38,286	488,147
Wayfair, Inc., Class A * (a)	46,121	2,317,580
Winmark Corp.	1,326	478,248
		22,271,921
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc. *	24,027	305,864
IonQ, Inc. * (a)	87,972	903,472
Xerox Holdings Corp.	46,133	851,615
		2,060,951
Textiles, Apparel & Luxury Goods — 1.2%
Carter's, Inc.	18,360	1,388,751
Figs, Inc., Class A * (a)	65,642	378,098
G-III Apparel Group Ltd. *	21,447	645,340
Hanesbrands, Inc. *	180,372	811,674
Kontoor Brands, Inc.	28,878	1,692,828
Levi Strauss & Co., Class A	47,928	780,268
Oxford Industries, Inc. (a)	8,025	761,813

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Steven Madden Ltd.	37,202	1,558,020
Wolverine World Wide, Inc.	41,064	343,295
		8,360,087
Tobacco — 0.2%
Universal Corp.	12,561	727,910
Vector Group Ltd.	70,282	735,852
		1,463,762
Trading Companies & Distributors — 1.7%
Boise Cascade Co.	20,447	2,769,751
Custom Truck One Source, Inc. *	30,735	201,007
Distribution Solutions Group, Inc. *	5,377	171,634
DNOW, Inc. *	53,006	534,830
FTAI Aviation Ltd.	51,169	2,760,568
Global Industrial Co.	8,324	354,020
GMS, Inc. *	20,140	1,694,982
H&E Equipment Services, Inc.	16,843	905,985
McGrath RentCorp	12,579	1,580,551
Xometry, Inc., Class A *	20,141	648,137
		11,621,465
Water Utilities — 0.2%
Middlesex Water Co.	9,219	515,987
SJW Group	15,044	895,720
		1,411,707
Wireless Telecommunication Services — 0.2%
Gogo, Inc. *	35,791	316,750
Telephone and Data Systems, Inc.	51,348	986,395
United States Cellular Corp. *	7,382	327,761
		1,630,906
Total Common Stocks (Cost $702,876,772)		687,351,255
	NO. OF RIGHTS
Rights — 0.0% ^
Biotechnology — 0.0% ^
Mirati Therapeutics, Inc., CVR ‡ * (Cost $1)	39,448	27,613
	SHARES
Short-Term Investments — 7.3%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (c) (d) (Cost $7,149,355)	7,149,355	7,149,355
Investment of Cash Collateral from Securities Loaned — 6.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (c) (d)	37,010,495	37,025,299

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (c) (d)	6,284,629	6,284,629
Total Investment of Cash Collateral from Securities Loaned (Cost $43,309,928)		43,309,928
Total Short-Term Investments (Cost $50,459,283)		50,459,283
Total Investments — 106.4% (Cost $753,336,056)		737,838,151
Liabilities in Excess of Other Assets — (6.4)%		(44,169,732)
NET ASSETS — 100.0%		693,668,419

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $40,035,433.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2024.
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	62	03/15/2024	USD	6,061,740	81,393

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$8,439,802	$—	$—	$8,439,802
Air Freight & Logistics	2,448,168	—	—	2,448,168
Automobile Components	12,695,949	—	—	12,695,949
Automobiles	1,086,501	—	—	1,086,501
Banks	70,965,968	—	—	70,965,968
Beverages	1,228,983	—	—	1,228,983
Biotechnology	50,433,697	—	— (a)	50,433,697
Broadline Retail	3,857,972	—	—	3,857,972

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Building Products	$14,333,324	$—	$—	$14,333,324
Capital Markets	17,537,978	—	—	17,537,978
Chemicals	8,312,652	—	—	8,312,652
Commercial Services & Supplies	16,790,855	—	—	16,790,855
Communications Equipment	5,262,978	—	—	5,262,978
Construction & Engineering	7,668,485	—	—	7,668,485
Construction Materials	295,660	—	—	295,660
Consumer Finance	6,724,973	—	—	6,724,973
Consumer Staples Distribution & Retail	5,610,305	—	—	5,610,305
Containers & Packaging	1,087,995	—	—	1,087,995
Diversified Consumer Services	10,856,736	—	—	10,856,736
Diversified REITs	4,145,314	—	—	4,145,314
Diversified Telecommunication Services	2,351,480	—	—	2,351,480
Electric Utilities	1,863,963	—	—	1,863,963
Electrical Equipment	6,725,624	—	—	6,725,624
Electronic Equipment, Instruments & Components	14,279,118	—	—	14,279,118
Energy Equipment & Services	10,890,542	—	—	10,890,542
Entertainment	6,404,216	—	—	6,404,216
Financial Services	15,829,662	—	—	15,829,662
Food Products	4,551,738	—	—	4,551,738
Gas Utilities	1,834,270	—	—	1,834,270
Ground Transportation	5,337,609	—	—	5,337,609
Health Care Equipment & Supplies	16,763,709	—	—	16,763,709
Health Care Providers & Services	13,523,741	—	—	13,523,741
Health Care REITs	4,546,511	—	—	4,546,511
Health Care Technology	3,551,001	—	—	3,551,001
Hotel & Resort REITs	7,219,790	—	—	7,219,790
Hotels, Restaurants & Leisure	16,177,441	—	—	16,177,441
Household Durables	11,842,391	—	—	11,842,391
Household Products	5,315,072	—	—	5,315,072
Independent Power and Renewable Electricity Producers	948,440	—	—	948,440
Industrial REITs	2,715,657	—	—	2,715,657
Insurance	13,462,003	—	—	13,462,003
Interactive Media & Services	6,366,695	—	—	6,366,695
IT Services	4,880,536	—	—	4,880,536
Leisure Products	2,898,312	—	—	2,898,312
Life Sciences Tools & Services	3,088,047	—	— (a)	3,088,047
Machinery	21,918,121	—	—	21,918,121
Marine Transportation	2,006,233	—	—	2,006,233
Media	3,665,547	—	—	3,665,547
Metals & Mining	11,118,006	—	—	11,118,006
Mortgage Real Estate Investment Trusts (REITs)	10,453,106	—	—	10,453,106
Office REITs	11,855,489	—	—	11,855,489
Oil, Gas & Consumable Fuels	20,697,157	—	—	20,697,157
Paper & Forest Products	842,426	—	—	842,426
Passenger Airlines	4,383,743	—	—	4,383,743

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Personal Care Products	$2,598,276	$—	$—	$2,598,276
Pharmaceuticals	10,979,743	—	—	10,979,743
Professional Services	12,844,580	—	—	12,844,580
Real Estate Management & Development	7,612,075	—	—	7,612,075
Residential REITs	2,572,793	—	—	2,572,793
Retail REITs	9,431,768	—	—	9,431,768
Semiconductors & Semiconductor Equipment	14,213,201	—	—	14,213,201
Software	55,506,423	—	—	55,506,423
Specialized REITs	2,679,906	—	—	2,679,906
Specialty Retail	22,271,921	—	—	22,271,921
Technology Hardware, Storage & Peripherals	2,060,951	—	—	2,060,951
Textiles, Apparel & Luxury Goods	8,360,087	—	—	8,360,087
Tobacco	1,463,762	—	—	1,463,762
Trading Companies & Distributors	11,621,465	—	—	11,621,465
Water Utilities	1,411,707	—	—	1,411,707
Wireless Telecommunication Services	1,630,906	—	—	1,630,906
Total Common Stocks	687,351,255	—	— (a)	687,351,255
Rights	—	—	27,613	27,613
Short-Term Investments
Investment Companies	7,149,355	—	—	7,149,355
Investment of Cash Collateral from Securities Loaned	43,309,928	—	—	43,309,928
Total Short-Term Investments	50,459,283	—	—	50,459,283
Total Investments in Securities	$737,810,538	$—	$27,613	$737,838,151
Appreciation in Other Financial Instruments
Futures Contracts	$81,393	$—	$—	$81,393

(a)	Value is zero.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.47%	$—	$—	$—	$—	$—	$—	—	$69	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	93,001,004	99,000,000	155,000,000	23,595	700	37,025,299	37,010,495	1,572,132	—

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	$11,142,566	$70,809,191	$75,667,128	$—	$—	$6,284,629	6,284,629	$203,932	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	3,209,614	16,114,610	12,174,869	—	—	7,149,355	7,149,355	78,594	—
Total	$107,353,184	$185,923,801	$242,841,997	$23,595	$700	$50,459,283		$1,854,727	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.